15 Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables	£ 22		£ 89	£ 2,232
Prepayments	151		139	627
Other receivables	3,444		1,564	848
Total trade and other receivables	3,617		1,792	3,707
Less: non-current portion (rental deposit and on bond)	(2,625)		(469)	(465)
Current portion	£ 992	£ 1,716	£ 1,323	£ 3,242